Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 53,089,547
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	24,232,170
Due after one year through two years	1,942,484
Due after two years through three years	1,445,878
Due after three years through four years	378,928
Due after four years through five years	399,454
Due after five years	147,810
Total	28,546,724
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	6,406,310
Due after one year through two years	26,500
Total	6,432,810
Time deposits
Deposits From Banking Clients [Line Items]
Total	41,262,014
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	11,827,533
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	12,648,102
Due after one year through two years	60,503
Due after two years through three years	6,367
Due after three years through four years	46
Due after four years through five years	13
Due after five years	259
Total	12,715,290
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	5,284,772
Due after one year through two years	46,766
Due after two years through three years	2,817
Due after four years through five years	60,368
Total	5,394,723
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	30,638,480
Due after one year through two years	1,968,984
Due after two years through three years	1,445,878
Due after three years through four years	378,928
Due after four years through five years	399,454
Due after five years	147,810
Total	34,979,534
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	17,932,874
Due after one year through two years	107,269
Due after two years through three years	9,184
Due after three years through four years	46
Due after four years through five years	60,381
Due after five years	259
Total	¥ 18,110,013